Investments (Details) - CAD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Balance at January 1	$ 73,261	$ 80,431	$ 73,261	$ 56,366
Acquisition of securities	9,373		9,373	21,603
Fair value adjustment	(2,203)			(4,708)
Balance at December 31	$ 80,431			$ 73,261
Ending balance		78,862	78,862
Coelacanth Energy Inc [Member]
Statement [Line Items]
Vermilion's share of net loss		(1,569)
Ending balance		$ 78,862	$ 78,862